UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2002

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		October 31, 2002

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		43
Form 13F Information Table Value Total:		$330,130
List of Other Managers:

No.  13F File Number	Name

      None



                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS       SOLE
SHARED     NONE
Abercrombie & Fitch   COM      002896207       $10,268      521995 SH          SOLE      None
222825         0    299170
Affiliated Computer   COM      008190100        $7,480      175785 SH          SOLE      None
68735         0    107050
Autodesk, Inc.        COM      052769106       $12,016      948365 SH          SOLE      None
406305        0    542060
CVS Corp              COM      126650100        $5,256      207325 SH          SOLE      None
83285        0    124040
Cabot Corporation     COM      127055101        $8,937      425570 SH          SOLE      None
187965        0    237605
Calpine Corp.         COM      131347106        $2,431      984125 SH          SOLE      None
476000        0    508125
Chicos FAS Incorpor   COM      168615102        $8,489      532880 SH          SOLE      None
219780        0    313100
Concord EFS Incorpo   COM      206187105        $9,684      609820 SH          SOLE      None
265900        0    343920
Cooper Cameron        COM      216640102       $10,465      250595 SH          SOLE      None
110265        0    140330
Expeditors Internat   COM      302130109        $5,632      201590 SH          SOLE      None
81830        0    119760
Express Scripts Inc   COM      302102100       $19,556      358700 SH          SOLE      None
148090        0    210610
Family Dollar Store   COM      307000109        $5,883      218860 SH          SOLE      None
94385        0    124475
Fidelity National F   COM      316326107        $8,379      291544 SH          SOLE      None
129702        0    161842
First Health Group    COM      320960107       $10,459      378075 SH          SOLE      None
162165        0    215910
Flextronics Interna   COM      Y2573F102        $9,868     1415340 SH          SOLE      None
562775        0    852565
Fossil Incorporated   COM      349882100        $7,352      366674 SH          SOLE      None
154583        0    212091
Hanover Compressor    COM      410768105        $8,253      994360 SH          SOLE      None
434910        0    559450
Harmon Internationa   COM      413086109       $10,326      199530 SH          SOLE      None
89355        0    110175
HCC Insurance Holdi   COM      404132102       $10,888      453485 SH          SOLE      None
202170        0    251315
Health Management A   COM      421933102       $11,500      568755 SH          SOLE      None
216580        0    352175
Health Net Inc        COM      42222G108       $10,847      505685 SH          SOLE      None
206270        0    299415
Household Internati   COM      441815107        $1,459       51540 SH          SOLE      None
48950        0      2590
IndyMac Bancorp Inc   COM      456607100        $9,286      481910 SH          SOLE      None
205255        0    276655
Integrated Device T   COM      458118106        $4,528      433730 SH          SOLE      None
101080        0    332650
International Recti   COM      460254105        $7,344      470170 SH          SOLE      None
207260        0    262910
Luby's Inc            COM      549282101          $246       50000 SH          SOLE      None
50000        0         0
Manpower Inc.         COM      56418H100       $12,047      410615 SH          SOLE      None
186185        0    224430
Medicis Pharmaceuti   COM      584690309        $9,744      238425 SH          SOLE      None
98065        0    140360
Metris Companies In   COM      591598107        $2,242      970485 SH          SOLE      None
369585        0    600900
Micro Vision          COM      594960106          $197       52200 SH          SOLE      None
52200        0         0
National Oilwell In   COM      637071101       $11,706      604030 SH          SOLE      None
265685        0    338345
Netiq Corporation     COM      64115P102        $6,527      450115 SH          SOLE      None
195805        0    254310
New York Community    COM      649445103        $5,951      211260 SH          SOLE      None
82045        0    129215
Priority Healthcare   COM      74264T102        $5,367      212980 SH          SOLE      None
93110        0    119870
Quest Diagnostics I   COM      74834L100        $9,234      150080 SH          SOLE      None
62025        0     88055
Ross Stores Inc       COM      778296103        $9,419      264275 SH          SOLE      None
115950        0    148325
Rouse Co.             COM      779273101          $256        8028 SH          SOLE      None
8028        0         0
Shaw Group            COM      820280105        $9,473      667090 SH          SOLE      None
275605        0    391485
StanCorp Financial    COM      852891100        $1,399       26445 SH          SOLE      None
24535        0      1910
Supergen Inc          COM      868059106          $259      150000 SH          SOLE      None
150000        0         0
Synopsys Inc          COM      871607107        $6,381      167270 SH          SOLE      None
69585        0     97685
Taro Pharmaceutical   COM      M8737E108       $11,945      353915 SH          SOLE      None
153555        0    200360
Zions Bancorporatio   COM      989701107       $11,151      256170 SH          SOLE      None
116390        0    139780
TOTAL PORTFOLIO                               $330,130    17289791 SHS
7454773        0   9835018